Label	Element	Value
Lazard Retirement International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001033669_SupplementTextBlock
LAZARD RETIREMENT SERIES, INC.

Lazard Retirement International Equity Portfolio

Lazard Retirement International Equity Select Portfolio

Lazard Retirement International Strategic Equity Portfolio

Supplement to Prospectuses dated May 1, 2012

The following replaces contrary information contained in the Prospectuses.

Lazard Retirement International Equity Portfolio and Lazard Retirement International Strategic Equity Portfolio

Each Portfolio may invest up to 15% of its assets in securities of companies whose principal business activities are located in emerging market countries.

Lazard Retirement International Equity Select Portfolio

The Portfolio may invest in securities of companies whose principal business activities are located in emerging market countries in an amount up to the current emerging markets component of the MSCI ACWI ex-U.S. plus 15%.

Dated:  May 31, 2012

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Retirement International Equity Portfolio